COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
COMMITMENTS AND CONTINGENCIES

7. COMMITMENTS AND CONTINGENCIES

Capital Commitment

On December 29, 2015, the Company entered into the agreement with Biolite, a related party, that Biolite would grant the Company sole licensing rights of a series of technology for 10 years. The total consideration of obtaining such grant would be $100,000,000.

Metu Brands, Inc [Member]
COMMITMENTS AND CONTINGENCIES

Note 5 — Commitments and Contingencies

Contingencies.

All contingencies have been settled through our bankruptcy petition in September 2014 subsequent to this financial reporting period.

Lease Commitments.

None.